Consolidated income statements - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated income statements
Gross premiums earned		£ 47,224	£ 44,005	£ 38,981
Outward reinsurance premiums	[1]	(14,023)	(2,062)	(2,020)
Earned premiums, net of reinsurance		33,201	41,943	36,961
Investment return		(10,263)	42,189	32,511
Other income	[2]	1,993	2,258	2,246
Total revenue, net of reinsurance		24,931	86,390	71,718
Benefits and claims	[1]	(27,411)	(71,854)	(60,948)
Outward reinsurers' share of benefits and claims	[1]	13,554	2,193	2,412
Movement in unallocated surplus of with-profits funds		1,289	(2,871)	(830)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(12,568)	(72,532)	(59,366)
Acquisition costs and other operating expenditure	[2]	(8,855)	(9,993)	(8,724)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(410)	(425)	(360)
(Loss) gain on disposal of businesses and corporate transactions		(80)	223
Remeasurement of the sold Korea life business			5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses		(21,913)	(82,722)	(68,688)
Share of profits from joint ventures and associates, net of related tax		291	302	182
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[3],[4]	3,309	3,970	3,212
Less tax credit (charge) attributable to policyholders' returns		326	(674)	(937)
Profit (loss) before tax attributable to shareholders	[4]	3,635	3,296	2,275
Total tax credit (charge) attributable to policyholders and shareholders		(296)	(1,580)	(1,291)
Adjustment to remove tax (credit) charge attributable to policyholders' returns		(326)	674	937
Tax charge attributable to shareholders' returns		(622)	(906)	(354)
Profit for the year		3,013	2,390	1,921
Attributable to:
Equity holders of the Company		3,010	2,389	1,921
Non-controlling interests		3	1
Profit for the year		£ 3,013	£ 2,390	£ 1,921
Based on profit attributable to the equity holders of the Company:
Basic (per share)		£ 1.169	£ 0.931	£ 0.750
Diluted (per share)		£ 1.168	£ 0.930	£ 0.750

[1]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.
[2]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.
[3]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[4]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.